ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Accounts Receivable Details
Trade Accounts Receivable
Other Accounts Receivable	265	262	440
Account Receivable, Net	$ 265	$ 262	$ 440